Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000153405
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	IOFAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/iofix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$93	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.81%	[1]
AssetsNet	$ 247,633,869
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,399,543
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$247,633,869
Number of Portfolio Holdings	84
Advisory Fee (net of waivers)	$1,399,543
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.0%
Exchange-Traded Funds	1.0%
Money Market Funds	0.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Financials	1.0%
Fixed Income	1.0%
Real Estate	1.0%
CMO	15.0%
ABS	81.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 3.519%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.762%, 10/25/37	9.9%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	5.9%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.581%, 08/25/57	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.000%, 12/25/36	4.6%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.273%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 5.245%, 10/25/37	3.8%
RAAC Series 2007-SP3 Trust, 6.687%, 09/25/47	3.2%
Nationstar Home Equity Loan Trust 2007-B, 4.328%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 0.000%, 06/25/36	2.8%

C000153406
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	IOFCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/iofix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$132	2.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.56%	[2]
AssetsNet	$ 247,633,869
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,399,543
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$247,633,869
Number of Portfolio Holdings	84
Advisory Fee (net of waivers)	$1,399,543
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.0%
Exchange-Traded Funds	1.0%
Money Market Funds	0.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Financials	1.0%
Fixed Income	1.0%
Real Estate	1.0%
CMO	15.0%
ABS	81.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 3.519%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.762%, 10/25/37	9.9%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	5.9%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.581%, 08/25/57	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.000%, 12/25/36	4.6%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.273%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 5.245%, 10/25/37	3.8%
RAAC Series 2007-SP3 Trust, 6.687%, 09/25/47	3.2%
Nationstar Home Equity Loan Trust 2007-B, 4.328%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 0.000%, 06/25/36	2.8%

C000153407
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	IOFIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/iofix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$81	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.56%	[3]
AssetsNet	$ 247,633,869
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,399,543
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$247,633,869
Number of Portfolio Holdings	84
Advisory Fee (net of waivers)	$1,399,543
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.0%
Exchange-Traded Funds	1.0%
Money Market Funds	0.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Financials	1.0%
Fixed Income	1.0%
Real Estate	1.0%
CMO	15.0%
ABS	81.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 3.519%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.762%, 10/25/37	9.9%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	5.9%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.581%, 08/25/57	5.1%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.000%, 12/25/36	4.6%
Citigroup Mortgage Loan Trust 2007-AHL1, 0.273%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 5.245%, 10/25/37	3.8%
RAAC Series 2007-SP3 Trust, 6.687%, 09/25/47	3.2%
Nationstar Home Equity Loan Trust 2007-B, 4.328%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 0.000%, 06/25/36	2.8%

C000215731
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class A Shares
Trading Symbol	LYFAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/lyfix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$85	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%	[4]
AssetsNet	$ 34,782,161
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 79,625
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,782,161
Number of Portfolio Holdings	65
Advisory Fee (net of waivers)	$79,625
Portfolio Turnover	85%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	3.4%
Health Care	96.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gilead Sciences, Inc.	7.9%
Vertex Pharmaceuticals, Inc.	6.0%
AstraZeneca plc	5.3%
Insmed, Inc.	4.1%
Ionis Pharmaceuticals, Inc.	4.0%
Incyte Corporation	3.7%
First American Treasury Obligations Fund, Class X	3.4%
Argenx S.E.	3.4%
Neurocrine Biosciences, Inc.	3.4%
Verona Pharma plc	3.0%

C000215729
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class C Shares
Trading Symbol	LYFCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/lyfix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$123	2.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.40%	[5]
AssetsNet	$ 34,782,161
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 79,625
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,782,161
Number of Portfolio Holdings	65
Advisory Fee (net of waivers)	$79,625
Portfolio Turnover	85%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	3.4%
Health Care	96.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gilead Sciences, Inc.	7.9%
Vertex Pharmaceuticals, Inc.	6.0%
AstraZeneca plc	5.3%
Insmed, Inc.	4.1%
Ionis Pharmaceuticals, Inc.	4.0%
Incyte Corporation	3.7%
First American Treasury Obligations Fund, Class X	3.4%
Argenx S.E.	3.4%
Neurocrine Biosciences, Inc.	3.4%
Verona Pharma plc	3.0%

C000215730
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class I Shares
Trading Symbol	LYFIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/lyfix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$72	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%	[6]
AssetsNet	$ 34,782,161
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 79,625
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,782,161
Number of Portfolio Holdings	65
Advisory Fee (net of waivers)	$79,625
Portfolio Turnover	85%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	3.4%
Health Care	96.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gilead Sciences, Inc.	7.9%
Vertex Pharmaceuticals, Inc.	6.0%
AstraZeneca plc	5.3%
Insmed, Inc.	4.1%
Ionis Pharmaceuticals, Inc.	4.0%
Incyte Corporation	3.7%
First American Treasury Obligations Fund, Class X	3.4%
Argenx S.E.	3.4%
Neurocrine Biosciences, Inc.	3.4%
Verona Pharma plc	3.0%

C000173003
Shareholder Report [Line Items]
Fund Name	AlphaCentric Premium Opportunity Fund
Class Name	Class A Shares
Trading Symbol	HMXAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/hmxix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$120	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.24%	[7]
AssetsNet	$ 39,598,533
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 265,289
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,598,533
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$265,289
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	95.6%
Purchased Options	10.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	25.7%
Purchased Options	0.0%
Future Option	3.3%
Money Market	71.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	59.7%
Fidelity Investments Money Market Government Portfolio, Class I	11.3%
S&P500 Emini Option, 12/19/25 6725.0 Call	2.6%
S&P Emini 3rd Week, 10/17/25 6750.0 Call	1.2%
S&P Emini 2nd Week, 10/10/25 6725.0 Call	0.9%
S&P Emini 3rd Week, 10/17/25 6725.0 Call	0.8%
S&P Emini 2nd Week, 10/10/25 6750.0 Call	0.7%
S&P Emini 2nd Week, 10/10/25 6700.0 Call	0.5%
S&P500 Emini Option, 03/20/26 5500.0 Put	0.3%
S&P500 Emini Option, 06/18/26 5500.0 Put	0.2%

C000173004
Shareholder Report [Line Items]
Fund Name	AlphaCentric Premium Opportunity Fund
Class Name	Class C Shares
Trading Symbol	HMXCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/hmxix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$160	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	2.99%	[8]
AssetsNet	$ 39,598,533
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 265,289
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,598,533
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$265,289
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	95.6%
Purchased Options	10.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	25.7%
Purchased Options	0.0%
Future Option	3.3%
Money Market	71.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	59.7%
Fidelity Investments Money Market Government Portfolio, Class I	11.3%
S&P500 Emini Option, 12/19/25 6725.0 Call	2.6%
S&P Emini 3rd Week, 10/17/25 6750.0 Call	1.2%
S&P Emini 2nd Week, 10/10/25 6725.0 Call	0.9%
S&P Emini 3rd Week, 10/17/25 6725.0 Call	0.8%
S&P Emini 2nd Week, 10/10/25 6750.0 Call	0.7%
S&P Emini 2nd Week, 10/10/25 6700.0 Call	0.5%
S&P500 Emini Option, 03/20/26 5500.0 Put	0.3%
S&P500 Emini Option, 06/18/26 5500.0 Put	0.2%

C000173005
Shareholder Report [Line Items]
Fund Name	AlphaCentric Premium Opportunity Fund
Class Name	Class I Shares
Trading Symbol	HMXIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/hmxix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$107	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.99%	[9]
AssetsNet	$ 39,598,533
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 265,289
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,598,533
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$265,289
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	95.6%
Purchased Options	10.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	25.7%
Purchased Options	0.0%
Future Option	3.3%
Money Market	71.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	59.7%
Fidelity Investments Money Market Government Portfolio, Class I	11.3%
S&P500 Emini Option, 12/19/25 6725.0 Call	2.6%
S&P Emini 3rd Week, 10/17/25 6750.0 Call	1.2%
S&P Emini 2nd Week, 10/10/25 6725.0 Call	0.9%
S&P Emini 3rd Week, 10/17/25 6725.0 Call	0.8%
S&P Emini 2nd Week, 10/10/25 6750.0 Call	0.7%
S&P Emini 2nd Week, 10/10/25 6700.0 Call	0.5%
S&P500 Emini Option, 03/20/26 5500.0 Put	0.3%
S&P500 Emini Option, 06/18/26 5500.0 Put	0.2%

C000186116
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class A Shares
Trading Symbol	GNXAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/gnxix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$106	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.65%	[10]
AssetsNet	$ 21,308,137
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 11,607
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$21,308,137
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$11,607
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.1%
Exchange-Traded Funds	0.4%
Money Market Funds	28.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Commodity	0.5%
Communications	2.6%
Technology	15.1%
Health Care	21.3%
Money Market Funds	38.2%
Industrials	56.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	35.4%
Stereotaxis, Inc.	8.8%
Kraken Robotics, Inc.	5.4%
Kratos Defense & Security Solutions, Inc.	4.3%
Richtech Robotics, Inc.	4.0%
Symbotic, Inc.	3.8%
SoundHound AI, Inc., Class A	3.8%
Amprius Technologies, Inc.	3.7%
Aerovironment, Inc.	3.7%
Unusual Machines Inc	3.5%

C000186117
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class C Shares
Trading Symbol	GNXCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/gnxix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$154	2.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	2.40%	[11]
AssetsNet	$ 21,308,137
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 11,607
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$21,308,137
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$11,607
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.1%
Exchange-Traded Funds	0.4%
Money Market Funds	28.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Commodity	0.5%
Communications	2.6%
Technology	15.1%
Health Care	21.3%
Money Market Funds	38.2%
Industrials	56.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	35.4%
Stereotaxis, Inc.	8.8%
Kraken Robotics, Inc.	5.4%
Kratos Defense & Security Solutions, Inc.	4.3%
Richtech Robotics, Inc.	4.0%
Symbotic, Inc.	3.8%
SoundHound AI, Inc., Class A	3.8%
Amprius Technologies, Inc.	3.7%
Aerovironment, Inc.	3.7%
Unusual Machines Inc	3.5%

C000186118
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class I Shares
Trading Symbol	GNXIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/gnxix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$90	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.40%	[12]
AssetsNet	$ 21,308,137
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 11,607
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$21,308,137
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$11,607
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.1%
Exchange-Traded Funds	0.4%
Money Market Funds	28.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Commodity	0.5%
Communications	2.6%
Technology	15.1%
Health Care	21.3%
Money Market Funds	38.2%
Industrials	56.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	35.4%
Stereotaxis, Inc.	8.8%
Kraken Robotics, Inc.	5.4%
Kratos Defense & Security Solutions, Inc.	4.3%
Richtech Robotics, Inc.	4.0%
Symbotic, Inc.	3.8%
SoundHound AI, Inc., Class A	3.8%
Amprius Technologies, Inc.	3.7%
Aerovironment, Inc.	3.7%
Unusual Machines Inc	3.5%

C000227117
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class A Shares
Trading Symbol	SIIAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/siiix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$89	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%	[13]
AssetsNet	$ 46,067,116
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 195,635
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$46,067,116
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$195,635
Portfolio Turnover	105%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	30.4%
Convertible Bonds	2.5%
Corporate Bonds	22.6%
Exchange-Traded Funds	0.5%
Money Market Funds	5.2%
Preferred Stocks	7.3%
Term Loans	2.2%
U.S. Government & Agencies	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
CLO	0.2%
Equity	0.5%
CMO	0.6%
Mbs Passthrough	1.0%
Utilities	1.2%
ABS	3.4%
Technology	4.7%
Consumer Discretionary	5.0%
Money Market Funds	5.2%
Industrials	5.2%
Financials	5.6%
Energy	6.0%
Materials	6.1%
Communications	7.3%
Real Estate	24.0%
CMBS	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.4%
First American Treasury Obligations Fund, Class X	5.2%
BX Trust 2025-LUNR, B	3.8%
Alpine Income Property Trust, Inc.	3.5%
TPG Trust 2025-INFL, B	3.3%
Genworth Holdings, Inc.	3.1%
BX Commercial Mortgage Trust 2021-SOAR, B	3.1%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Champion Iron Ltd.	2.7%
AMREP Corporation	2.6%

C000227118
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class C Shares
Trading Symbol	SIICX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/siiix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$127	2.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.49%	[14]
AssetsNet	$ 46,067,116
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 195,635
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$46,067,116
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$195,635
Portfolio Turnover	105%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	30.4%
Convertible Bonds	2.5%
Corporate Bonds	22.6%
Exchange-Traded Funds	0.5%
Money Market Funds	5.2%
Preferred Stocks	7.3%
Term Loans	2.2%
U.S. Government & Agencies	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
CLO	0.2%
Equity	0.5%
CMO	0.6%
Mbs Passthrough	1.0%
Utilities	1.2%
ABS	3.4%
Technology	4.7%
Consumer Discretionary	5.0%
Money Market Funds	5.2%
Industrials	5.2%
Financials	5.6%
Energy	6.0%
Materials	6.1%
Communications	7.3%
Real Estate	24.0%
CMBS	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.4%
First American Treasury Obligations Fund, Class X	5.2%
BX Trust 2025-LUNR, B	3.8%
Alpine Income Property Trust, Inc.	3.5%
TPG Trust 2025-INFL, B	3.3%
Genworth Holdings, Inc.	3.1%
BX Commercial Mortgage Trust 2021-SOAR, B	3.1%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Champion Iron Ltd.	2.7%
AMREP Corporation	2.6%

C000227116
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class I Shares
Trading Symbol	SIIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/siiix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$76	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%	[15]
AssetsNet	$ 46,067,116
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 195,635
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$46,067,116
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$195,635
Portfolio Turnover	105%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	30.4%
Convertible Bonds	2.5%
Corporate Bonds	22.6%
Exchange-Traded Funds	0.5%
Money Market Funds	5.2%
Preferred Stocks	7.3%
Term Loans	2.2%
U.S. Government & Agencies	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
CLO	0.2%
Equity	0.5%
CMO	0.6%
Mbs Passthrough	1.0%
Utilities	1.2%
ABS	3.4%
Technology	4.7%
Consumer Discretionary	5.0%
Money Market Funds	5.2%
Industrials	5.2%
Financials	5.6%
Energy	6.0%
Materials	6.1%
Communications	7.3%
Real Estate	24.0%
CMBS	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.4%
First American Treasury Obligations Fund, Class X	5.2%
BX Trust 2025-LUNR, B	3.8%
Alpine Income Property Trust, Inc.	3.5%
TPG Trust 2025-INFL, B	3.3%
Genworth Holdings, Inc.	3.1%
BX Commercial Mortgage Trust 2021-SOAR, B	3.1%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Champion Iron Ltd.	2.7%
AMREP Corporation	2.6%

C000213451
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class A Shares
Trading Symbol	SYMAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/symix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$98	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.85%	[16]
AssetsNet	$ 44,482,893
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 205,695
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,482,893
Number of Portfolio Holdings	242
Advisory Fee (net of waivers)	$205,695
Portfolio Turnover	327%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	37.5%
Money Market Funds	16.8%
Reit	0.7%
U.S. Government & Agencies	13.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Real Estate	0.7%
Consumer Staples	1.3%
Energy	1.4%
Consumer Discretionary	2.0%
Materials	2.5%
Industrials	2.6%
Health Care	2.9%
Communications	3.0%
Technology	3.0%
Financials	10.4%
Fixed Income	11.3%
U.S. Treasury Obligations	12.3%
Money Market Funds	15.5%
Equity	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.5%
Invesco QQQ Trust Series 1 ETF	5.1%
Invesco Nasdaq 100 ETF	5.1%
United States Treasury Bill	4.5%
United States Treasury Bill	4.0%
United States Treasury Bill	3.8%
JPMorgan BetaBuilders Japan ETF	1.2%
iShares MSCI Australia ETF	1.2%
SPDR Bloomberg Convertible Securities ETF	0.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.9%

C000213452
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class C Shares
Trading Symbol	SYMCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/symix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$137	2.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.60%	[17]
AssetsNet	$ 44,482,893
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 205,695
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,482,893
Number of Portfolio Holdings	242
Advisory Fee (net of waivers)	$205,695
Portfolio Turnover	327%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	37.5%
Money Market Funds	16.8%
Reit	0.7%
U.S. Government & Agencies	13.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Real Estate	0.7%
Consumer Staples	1.3%
Energy	1.4%
Consumer Discretionary	2.0%
Materials	2.5%
Industrials	2.6%
Health Care	2.9%
Communications	3.0%
Technology	3.0%
Financials	10.4%
Fixed Income	11.3%
U.S. Treasury Obligations	12.3%
Money Market Funds	15.5%
Equity	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.5%
Invesco QQQ Trust Series 1 ETF	5.1%
Invesco Nasdaq 100 ETF	5.1%
United States Treasury Bill	4.5%
United States Treasury Bill	4.0%
United States Treasury Bill	3.8%
JPMorgan BetaBuilders Japan ETF	1.2%
iShares MSCI Australia ETF	1.2%
SPDR Bloomberg Convertible Securities ETF	0.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.9%

C000213450
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class I Shares
Trading Symbol	SYMIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/symix/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$85	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.60%	[18]
AssetsNet	$ 44,482,893
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 205,695
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,482,893
Number of Portfolio Holdings	242
Advisory Fee (net of waivers)	$205,695
Portfolio Turnover	327%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	37.5%
Money Market Funds	16.8%
Reit	0.7%
U.S. Government & Agencies	13.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.8%
Real Estate	0.7%
Consumer Staples	1.3%
Energy	1.4%
Consumer Discretionary	2.0%
Materials	2.5%
Industrials	2.6%
Health Care	2.9%
Communications	3.0%
Technology	3.0%
Financials	10.4%
Fixed Income	11.3%
U.S. Treasury Obligations	12.3%
Money Market Funds	15.5%
Equity	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.5%
Invesco QQQ Trust Series 1 ETF	5.1%
Invesco Nasdaq 100 ETF	5.1%
United States Treasury Bill	4.5%
United States Treasury Bill	4.0%
United States Treasury Bill	3.8%
JPMorgan BetaBuilders Japan ETF	1.2%
iShares MSCI Australia ETF	1.2%
SPDR Bloomberg Convertible Securities ETF	0.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.9%

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